Note 25 - Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2020	2019	January 1, 2019

Foreign currency translation reserve	(8,794)	(8,621)	(6,561)
Equity-settled share-based payment reserve	14,513	16,760	16,760
Contributed surplus	132,591	132,591	132,591
Total	138,310	140,730	142,790